Business Combinations and Acquisitions of Non-Controlling Interests - Coltel Acquisitions (Details) € in Millions, $ in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Sep. 30, 2017 EUR (€)	Sep. 30, 2017 COP ($)
Disclosure of detailed information about business combination [line items]
Goodwill	€ 25,403	€ 25,748
Impact on the consolidated cash flows			€ 85
Colombia Telecomunicaciones, S.A., ESP | Telebucaramanga, Metrotel, and Optecom Acquisition
Disclosure of detailed information about business combination [line items]
Consideration paid for the acquisition of control			147	$ 509,975
Fair value of the prior stake			41
Fair value of the minority stake			3
Consideration transferred			191
Intangible assets			13
Property, plant and equipment			147
Deferred tax assets			7
Other non-current assets			16
Cash and cash equivalents			13
Other current assets			18
Deferred tax liabilities			(23)
Other non-current liabilities			(100)
Current liabilities			(26)
Fair value of net assets			65
Goodwill			126
Colombia Telecomunicaciones, S.A., ESP | Customer base | Telebucaramanga, Metrotel, and Optecom Acquisition
Disclosure of detailed information about business combination [line items]
Intangible assets			13
Colombia Telecomunicaciones, S.A., ESP | Other intangible assets | Telebucaramanga, Metrotel, and Optecom Acquisition
Disclosure of detailed information about business combination [line items]
Intangible assets			€ 0